Nature of Operations and Summary of Significant Accounting Policies (Details Narrative) (USD $)	6 Months Ended		12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
Accounting Policies [Abstract]
Deposit in excess of insured limits	$ 0		$ 0	$ 0
Percentage of sales	100.00%	100.00%	100.00%	100.00%
Percentage of accounts receivable	100.00%		100.00%	100.00%
Outstanding stock options, warrants or other stock equivalents	0		0	0
Foreign currency translation adjustment included in comprehensive income and loss, gain (loss)	$ 179	$ 1,982	$ 2,831	$ (453)